Operating leases (Tables)	12 Months Ended
Dec. 31, 2023
Operating leases
Schedule of right of use asset and lease liability

	As of December 31
In thousands of U.S. Dollars	2023	2022
Non-Current Assets
Operating lease, right-of-use asset - Time Charter in Vessels	3,492	9,568
Operating lease, right-of-use asset - Offices	1,007	993
	4,499	10,561

Lease liabilities - Current portion
Current portion of lease liabilities - Time Charter in Vessels	3,492	6,076
Current portion of lease liabilities - Offices	315	282
	3,807	6,358

Lease liabilities - Non-current portion
Non-current portion of lease liabilities - Time Charter in Vessels	—	3,492
Non-current portion of lease liabilities - Offices	510	477
	510	3,969

Total operating lease, right of use assets	4,499	10,561

Total lease liabilities	4,317	10,327

Schedule of maturity of operating lease liabilities

As of December 31, 2023, the Company had the following maturity of operating lease obligations:

As of
December 31
In thousands of U.S. Dollars	2023
2024	3,868
2025	310
2026	81
2027	36
2028 - 2030	113
Total lease payments	4,408
Less imputed interest	(91)
Present value of lease liabilities	4,317